INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 11,790	$ 3,349
Restricted cash	65	81
Trade receivables (net of allowance for doubtful accounts of $ 1,328 and $ 1,270 at June 30, 2014 and December 31, 2013, respectively)	21,356	19,793
Other accounts receivable and prepaid expenses	2,563	2,033
Inventories	6,359	6,038
Total current assets	42,133	31,294
LONG-TERM ASSETS:
Long-term accounts receivable	537	546
Severance pay fund	9,517	9,349
Property and equipment, net	13,438	13,975
Other intangible assets, net	2,471	2,936
Goodwill	55,878	55,127
Total long-term assets	81,841	81,933
Total assets	123,974	113,227
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans	8,787	10,643
Trade payables	14,958	14,793
Deferred revenues and customer advances	8,396	7,753
Other accounts payable and accrued expenses	8,748	10,768
Total current liabilities	40,889	43,957
LONG-TERM LIABILITIES:
Long-term loans from banks	16,776	9,301
Long-term loans from others	1,161	1,301
Deferred taxes and other long-term liabilities	6,596	5,712
Accrued severance pay	10,620	10,317
Total non-current liabilities	35,153	26,631
COMMITMENTS AND CONTINGENT LIABILITIES
Pointer Telocation Ltd's shareholders' equity:
Authorized: 8,000,000 shares at June 30, 2014 and December 31, 2013; Issued and outstanding: 7,688,564 and 5,565,558 and shares at June 30, 2014 and December 31, 2013, respectively	5,705	3,878
Additional paid-in capital	129,418	120,996
Accumulated other comprehensive income	1,995	1,456
Accumulated deficit	(86,608)	(89,220)
Total Pointer Telocation Ltd.'s shareholders' equity	50,510	37,110
Non-controlling interest	(2,578)	5,529
Total equity	47,932	42,639
Total liabilities and equity	$ 123,974	$ 113,227